Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories	18 Inventories

	At December 31,
	2019	2018
Supplies	3,288	2,907
Oil and byproducts	8,011	6,850
Others	3	12
	11,302	9,769